Related party transactions and balances	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions and balances

8.	Related party transactions and balances

Year Ended December 31,	2024	2023	2022
Related party transactions included within interest expense:
Interest expense related to the issuance and/or the modification of warrants held by the CEO and the VP of the Company related to financing provided	$9,424,344	$—	$4,004,906
Interest expense on lines of credit payable to the CEO and the VP of the Company	$1,731,665	$1,644,027	$1,596,667
Interest expense related to the issuance and modification of bonus warrants to KWC	$396,596	$—	$—
Interest expense on promissory notes issued to relatives of the CEO of the Company	$328,186	$328,073	$324,586
Interest expenses on loan payable to KWC	$159,667	$159,696	$23,315
Accrued borrowing costs (recorded in interest expense) on loan payable to KWC	$148,117	$150,010	$72,834

Related party transactions included within selling, general and administration expenses:
Stock options vested to members of the Board of Directors and related parties of the Company	$554,598	$310,857	$330,437
Consulting fees to relatives of the CEO of the Company	$340,000	$130,000	$—
Salary and bonus paid to the CEO of the Company	$249,600	$249,600	$274,800
Salary for services to the VP of the Company	$44,900	$44,671	$43,532
Salary for services as Secretary and Chief Legal Counsel of the Company	$8,980	$8,934	$8,706
Consulting fees to the CEO of the Company accrued on the line of credit available to the Company	$—	$—	$124,800
Bonus to a director of the Company settled with issuance of ordinary shares	$—	$—	$40,000
Rent paid KWC	$—	$—	$20,206

Interest on promissory notes payable to related parties, management compensation and compensation paid to a relative of a director have been recorded at the exchange amount, which is the amount agreed to by the parties.

As at December 31, 2024, $471,776 (2023 - $104,502) was included in accounts payable and accrued liabilities for salary and consulting fees owing to related parties.

During the year ended December 31, 2024, the Company:

•	granted stock options to related parties of the Company (notes 7(a)(ii));
•	modified stock options previously granted to members of the Board of Directors and related parties of the Company (note 7(a)(i)(b));
•	issued warrants to the VP (note 7(b)(v)(a)) and KWC (notes 7(b)(i) and (7(b)(iv)), and
•	modified warrants previously issued to the CEO and VP of the Company (notes 7(b)(ii), 7(b)(iii), 7(b)(v)(b), 7(b)(v)(c) and 7(b)(v)(d)), and modified warrants previously issued to KWC (note 7(b)(i)).

During the year ended December 31, 2023, the Company modified stock options previously granted to related parties of the Company (note 7(a)(iv)) and granted stock options to related parties of the Company (note 7(a)(vii)(a)).

During the year ended December 31, 2022, the Company modified stock options previously granted to a member of the Board of Directors (note 7(a)(xiv)) and granted stock options to the CEO of the Company (note 7(a)(xiii)).

On March 9, 2023, the Company issued 12,000,000 ordinary shares to four individuals pursuant to the exercise of warrants at a price of $0.002 per share, which were applied against interest payable for an aggregate $24,000. Included herein were 7,000,000 ordinary shares issued to two relatives of the CEO for an aggregate $14,000 (note 6(b)(ii)).

On June 3, 2022, the Company issued an aggregate 1,000,000 ordinary shares at a fair value of $0.04 per share for the settlement of $40,000 for a bonus issued and recognized in consulting fees (note 6(b)(ix)) to a director of the Company.

On September 6, 2022, ALR Singapore entered into a loan agreement with KWC, a related party to the Company (note 4(d)). The interest expense (accreted and accrued) and borrowing costs related to the loan payable have been recorded at the exchange amount.